UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parametrica Management Ltd.
Address: Unit 5503, 55/F Floor, The Center
         99 Queen's Road East
         Central, Hong Kong

13F File Number:  028-14604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Xiongwei Ju
Title:     Managing Partner
Phone:     (852) 2877-0666

Signature, Place, and Date of Signing:

 /s/  Xiongwei Ju     Central, Hong Kong     July 11, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $2,403 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-14605                     Parametrica Asset Management Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107       72    12563 SH       SOLE                    12563        0        0
ATMEL CORP                     COM              049513104      115    17221 SH       SOLE                    17221        0        0
BOISE INC                      COM              09746Y105       67    10122 SH       SOLE                    10122        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103      164    12999 SH       SOLE                    12999        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109      200     4888 SH       SOLE                     4888        0        0
LINDSAY CORP                   COM              535555106      209     3220 SH       SOLE                     3220        0        0
MERITOR INC                    COM              59001K100       59    11359 SH       SOLE                    11359        0        0
METROPCS COMMUNICATIONS INC    COM              591708102      120    19758 SH       SOLE                    19758        0        0
NEWPARK RES INC                COM PAR $.01NEW  651718504       78    13248 SH       SOLE                    13248        0        0
OFFICEMAX INC DEL              COM              67622P101       77    15191 SH       SOLE                    15191        0        0
ON SEMICONDUCTOR CORP          COM              682189105      128    17964 SH       SOLE                    17964        0        0
PROTECTIVE LIFE CORP           COM              743674103      224     7633 SH       SOLE                     7633        0        0
SALIX PHARMACEUTICALS INC      COM              795435106      232     4264 SH       SOLE                     4264        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106      257     9615 SH       SOLE                     9615        0        0
STARWOOD PPTY TR INC           COM              85571B105      224    10532 SH       SOLE                    10532        0        0
TENET HEALTHCARE CORP          COM              88033G100       76    14569 SH       SOLE                    14569        0        0
VISHAY INTERTECHNOLOGY INC     COM              928298108      101    10687 SH       SOLE                    10687        0        0